Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Defined Benefit Plans [Abstract]
Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements

The following tables set out the funded status of the Indian gratuity plans and the amounts recognized in the Group’s financial statements as of March 31, 2021 and March 31, 2020:

	(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Change in benefit obligations
Benefit obligations at the beginning	185	195
Service cost	28	25
Interest expense	12	13
Remeasurements - Actuarial losses / (gains)	4	(11)
Benefits paid	(14)	(20)
Translation differences	7	(17)
Benefit obligations at the end	222	185
Change in plan assets
Fair value of plan assets at the beginning	201	197
Interest Income	13	14
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	2
Contributions	10	27
Benefits paid	(13)	(19)
Translation differences	7	(20)
Fair value of plan assets at the end	220	201
Funded status - Prepaid defined benefit plan asset / (Accrued defined benefit plan liability)	(2)	16

The following tables set out the funded status of the defined benefit provident fund plan of Infosys Limited and the amounts recognized in the Company's financial statements as at March 31, 2021 and March 31, 2020:

		(Dollars in millions)
	As at
	March 31, 2021	March 31, 2020
Change in benefit obligations
Benefit obligations at the beginning	973	866
Service cost - employer contribution	57	57
Employee contribution	110	121
Interest expense	82	79
Actuarial (gains) / loss	(4)	30
Benefits paid	(121)	(94)
Translation differences	36	(86)
Benefit obligations at the end	1,133	973
Change in plan assets
Fair value of plan assets at the beginning	940	866
Interest income	80	79
Remeasurements- Return on plan assets excluding amounts included in interest income	17	(5)
Contributions (employer and employee)	162	178
Benefits paid	(121)	(94)
Translation differences	35	(84)
Fair value of plan assets at the end	1,113	940
Accrued defined benefit plan liability	(20)	(33)

Summary of Defined Benefit Plan

Net gratuity cost for fiscal 2021, 2020 and 2019 comprises the following components:

	(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Service cost	28	25	23
Net interest on the net defined benefit liability / asset	(1)	(1)	(1)
Net gratuity cost	27	24	22

Amount for fiscal 2021, 2020 and 2019 recognized in statement of other comprehensive income:

	(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	4	(11)	5
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(2)	(2)	(1)
Total	2	(13)	4
	(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
(Gain) / loss from change in demographic assumptions	—	—	—
(Gain) / loss from change in financial assumptions	2	(8)	4
(Gain) / loss from change in experience adjustments	2	(3)	1
	4	(11)	5

The gratuity cost recognized in the statement of comprehensive income apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost is as follows:

	(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Cost of sales	24	21	20
Selling and marketing expenses	2	2	1
Administrative expenses	1	1	1
	27	24	22

Superannuation contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Cost of sales	31	30	28
Selling and marketing expenses	3	3	2
Administrative expenses	1	1	1
	35	34	31

Amount for fiscal 2021 and fiscal 2020 recognized in the consolidated statement of other comprehensive income:

		(Dollars in millions)
	Year ended March 31,
	2021	2020
Remeasurements of the net defined benefit liability/ (asset)
Actuarial (gains) / losses	(4)	30
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability/(asset)	(17)	5
	(21)	35

Provident fund contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Cost of sales	80	80	69
Selling and marketing expenses	7	7	6
Administrative expenses	3	3	3
	90	90	78
Employee benefit costs include:

(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Salaries and bonus (1)	7,322	7,020	6,338
Defined contribution plans	48	48	44
Defined benefit plans	123	100	86
	7,493	7,168	6,468

(1)	Includes stock compensation expense of $45 million, $34 million and $29 million for fiscal 2021, 2020 and 2019, respectively. (Refer to Note 2.17)

The employee benefit cost is recognized in the following line items in the consolidated statement of comprehensive income:

(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Cost of sales	6,671	6,406	5,780
Selling and marketing expenses	548	510	462
Administrative expenses	274	252	226
	7,493	7,168	6,468

Summary of Weighted-Average Assumptions

The weighted-average assumptions used to determine benefit obligations as of March 31, 2021 and March 31, 2020 are set out below:

	As of
	March 31, 2021	March 31, 2020
Discount rate	6.1%	6.2%
Weighted average rate of increase in compensation levels	6.0%	6.0%
Weighted average duration of defined benefit obligation	5.9 years	5.9 years

The weighted-average assumptions used to determine net periodic benefit cost for fiscal 2021, 2020 and 2019 are set out below:

	Year ended March 31,
	2021	2020	2019
Discount rate for the year	6.2%	7.1%	7.5%
Weighted average rate of increase in compensation levels	6.0%	8.0%	8.0%
Discount rate

In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post- employment benefit obligations.

Weighted average rate of increase in compensation levels

The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends and management’s estimate of future salary increases.

Attrition rate	Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company.

Assumptions used in determining the present value obligation of the interest rate guarantee under the Deterministic Approach:

	As of
	March 31, 2021	March 31, 2020
Government of India (GOI) bond yield (1)	6.1%	6.2%
Expected rate of return on plan assets	8.0%	8.0%
Remaining term to maturity of portfolio	6 years	6 years
Expected guaranteed interest rate	8.50%	8.50%

(1)

In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post-employment benefit obligations.

Summary of Sensitivity of Significant Assumptions Used for Valuation of Defined Benefit Obligation

Sensitivity of significant assumptions used for valuation of defined benefit obligation:

(Dollars in millions)
Impact from one percentage point increase / decrease in	As at March 31, 2021
Discount rate	11
Weighted average rate of increase in compensation levels	9

Summary of Maturity Profile of Defined Benefit Obligation	Maturity profile of defined benefit obligation:
(Dollars in millions)
Within 1 year	34
1 - 2 year	34
2 - 3 year	35
3 - 4 year	37
4 - 5 year	39
5 - 10 years	185

Summary of Various Categories of Plan Assets

The breakup of the plan assets into various categories as at March 31, 2021 and March 31, 2020 are as follows:

	As of
	March 31, 2021	March 31, 2020
Central and State Government bonds	54%	49%
Public sector undertakings and Private sector bonds	40%	48%
Others	6%	3%

The asset allocation for plan assets is determined based on investment criteria prescribed under the relevant regulations.